FINANCIAL INSTRUMENTS - Derivatives, Offsetting (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivative Financial Instruments
Fair value of derivative instruments under collateralized arrangements in a liability position	$ 11	$ 28
Collateral posted on derivative instruments	$ 0	0
Maximum spread on credit default swap agreements before full collateralization is required	2.50%
Fair value of total derivative instruments, Assets	$ 1,126	994
Liabilities included in master netting arrangements	116	139
Obligation to return cash collateral	141	90
Non-cash collateral received	35	40
Net exposure related to derivative assets recorded in the Statement of Financial Position	834	726
Net exposure related to derivative liabilities recorded in the Statement of Financial Position	90	47
Cash collateral rehypothecated	0	0
Other receivables
Derivative Financial Instruments
Right to reclaim cash collateral	0	0
Accounts payable
Derivative Financial Instruments
Obligation to return cash collateral	$ 141	$ 90